Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value		$ 17,822	$ 15,801	$ 12,699	$ 17,257	$ 15,646	$ 13,257	$ 10,600	$ 11,565	$ 9,945	$ 9,827	$ 10,000
Class II
Account Value [Line Items]
Line Graph and Table Measure Name		Class II
Account Value		$ 17,379	15,459	12,454	16,964	15,416	13,094	10,497	11,480	9,898	9,806	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Russell Midcap Growth Index†
Account Value		$ 29,816	24,420	19,400	26,473	23,482	17,318	12,785	13,421	10,713	9,980	10,000
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Account Value		$ 44,959	33,942	24,037	33,839	26,888	19,447	14,316	14,626	11,286	10,509	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Russell Midcap Growth Index†
Account Value		$ 29,816	24,420	19,400	26,473	23,482	17,318	12,785	13,421	10,713	9,980	10,000
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Account Value		$ 44,959	$ 33,942	$ 24,037	$ 33,839	$ 26,888	$ 19,447	$ 14,316	$ 14,626	$ 11,286	$ 10,509	$ 10,000

[1]
†	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s subadviser believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.

[2]
†	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s subadviser believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.